Schedule of estimated net periodic plan costs (gains) (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Cost of current service	R$ 4,021
Estimated cost of interest	364,900
Expected return on plan assets	(363,906)
Expected employee contributions	(2,010)
Costs (income or loss)	3,005
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of current service	6,172
Estimated cost of interest	155,389
Expected return on plan assets	(21,269)
Expected employee contributions
Costs (income or loss)	140,292
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of current service	309
Estimated cost of interest	673,723
Expected return on plan assets	(725,888)
Expected employee contributions	(139)
Costs (income or loss)	R$ (51,995)